Post-retirement benefit obligations - Sensitivity Analysis (Details) - ZAR (R) R in Millions	Jun. 30, 2024	Jun. 30, 2023
Sensitivity analysis
Cost inflation as premium over CPI	2.00%
South Africa | Healthcare | Healthcare cost inflation
Sensitivity analysis
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R 396	R 361
Increase (decrease) in net obligation due to decrease in actuarial assumption	R (343)	R (310)
South Africa | Healthcare | Discount rate
Sensitivity analysis
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R (326)	R (293)
Increase (decrease) in net obligation due to decrease in actuarial assumption	R 380	R 346
United States of America | Healthcare | Healthcare cost inflation
Sensitivity analysis
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
United States of America | Healthcare | Discount rate
Sensitivity analysis
Increase in actuarial assumption (as a percent)	1.00%	1.00%
Decrease in actuarial assumption (as a percent)	1.00%	1.00%
Increase (decrease) in net obligation due to increase in actuarial assumption	R (21)	R (22)
Increase (decrease) in net obligation due to decrease in actuarial assumption	R 25	R 27